Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2021
Other Payables and Accrued Expenses [Abstract]
Other Payables and Accrued Expenses

(10) Other Payables and Accrued Expenses

Components of other payables and accrued expenses are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Business and other tax payables	69,002	65,228
Refundable deposits from employees and agents	21,672	21,284
Professional fees	7,117	8,998
Accrued expenses to third parties	23,169	23,719
Contributions from members of eHuzhu mutual aid program	58,460	51,144
Others	9,028	7,784
	188,448	178,157